Income Taxes (Schedule of Deferred Income Taxes) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred income taxes:
Total deferred income tax assets	$ 2,748	$ 2,686
Total deferred income tax liabilities	7,813	7,158
Plant and equipment, primarily depreciation method and basis differences	4,933	5,056
Excess deferred income taxes	(993)	(1,050)
Nuclear decommissioning	815	829
Deferred state income taxes	626	834
Federal benefit of deferred state income taxes	(132)	(175)
Deferred fuel, purchased energy and gas costs	60	1
Pension benefits	81	141
Other postretirement benefits	(5)	(51)
Loss and credit carryforwards	(1,546)	(1,536)
Valuation allowances	158	146
Partnership basis differences	1,135	473
Other	(67)	(196)
Total net deferred income tax liabilities	5,065	4,472
Deferred Investment Tax Credits - Regulated Operations	51	51
Total Deferred Taxes and Deferred Investment Tax Credits	5,116	4,523
Virginia Electric and Power Company
Deferred income taxes:
Total deferred income tax assets	1,054	923
Total deferred income tax liabilities	4,020	3,600
Plant and equipment, primarily depreciation method and basis differences	3,367	2,969
Excess deferred income taxes	(678)	(687)
Nuclear decommissioning	273	260
Deferred state income taxes	284	378
Federal benefit of deferred state income taxes	(60)	(79)
Deferred fuel, purchased energy and gas costs	59	(3)
Pension benefits	(132)	(104)
Other postretirement benefits	55	44
Loss and credit carryforwards	(183)	(111)
Valuation allowances	5	5
Other	(24)	5
Total net deferred income tax liabilities	2,966	2,677
Deferred Investment Tax Credits - Regulated Operations	51	51
Total Deferred Taxes and Deferred Investment Tax Credits	3,017	2,728
Dominion Energy Gas Holdings, LLC
Deferred income taxes:
Total deferred income tax assets	296	293
Total deferred income tax liabilities	1,626	1,299
Plant and equipment, primarily depreciation method and basis differences	671	645
Excess deferred income taxes	(156)	(155)
Deferred state income taxes	203	258
Federal benefit of deferred state income taxes	(43)	(51)
Deferred fuel, purchased energy and gas costs	(1)
Pension benefits	134	139
Other postretirement benefits	(3)	(3)
Loss and credit carryforwards	(5)	(5)
Valuation allowances	6	4
Partnership basis differences	570	220
Other	(46)	(46)
Total net deferred income tax liabilities	1,330	1,006
Total Deferred Taxes and Deferred Investment Tax Credits	$ 1,330	$ 1,006